Convertible Promissory Notes (Details) - Schedule of Convertible Promissory Notes - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Schedule of Convertible Promissory Notes [Abstract]
Convertible Promissory Notes Beginning	$ 1,142	$ 50
Convertible Promissory Notes Ending		1,142
Issuance of additional Convertible Promissory Notes	300	1,035
Accrued interest	54	57
Conversion of Promissory Notes	$ (1,496)